Other equity interest (Tables)	12 Months Ended
Dec. 31, 2025
Other Equity Interests [Abstract]
Summary of Other Equity Interest

	2023
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Equity directly related to non-current assets held for sale	Total
	NT$000	NT$000	NT$000	NT$000
January 1	(17,369)	245,652	—	228,283
Currency translation differences
- The Company	16,713	—	—	16,713
- Non-current assets held for sale	—	—	(43,094)	(43,094)
Evaluation adjustment
- The Company	—	(217,785)	—	(217,785)
- Associates	—	12,605	—	12,605
Evaluation adjustment related tax
- The Company	—	51,638	—	51,638
December 31	(656)	92,110	(43,094)	48,360

	2024
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Equity directly related to non-current assets held for sale	Total
	NT$000	NT$000	NT$000	NT$000
January 1	(656)	92,110	(43,094)	48,360
Currency translation differences
- The Company	18,347	—	—	18,347
- Non-current assets held for sale	—	—	43,094	43,094
Evaluation adjustment
- The Company	—	(17,304)	—	(17,304)
- Associates	—	16,758	—	16,758
Evaluation adjustment transferred to retained earnings
- Associates	—	(2,861)	—	(2,861)
Evaluation adjustment related tax
- The Company	—	3,458	—	3,458
December 31	17,691	92,161	—	109,852

	2025
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	17,691	92,161	109,852
Currency translation differences
- The Company	(11,732)	—	(11,732)
Evaluation adjustment
- The Company	—	32,159	32,159
- Associates	—	22,091	22,091
Evaluation adjustment transferred to retained earnings
- Associates	—	(48)	(48)
Evaluation adjustment related tax
- The Company	—	(8,820)	(8,820)
December 31	5,959	137,543	143,502